Supplemental Disclosures of Noncash Activities (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Significant noncash investing and financing activities for the years ended December 31, 2012, 2011, and 2010 (in thousands) are outlined below:

	2012	2011	2010
Accrued capital expenditures and deferred lease costs	$12,598	$8,218	$8,047
Change in accrued offering costs related to issuance of common stock	$(567)	$227	$1,370
Net assets assumed upon consolidation of variable interest entity, net of notes receivable previously recorded	$—	$188,283	$—
Liabilities assumed upon consolidation of variable interest entity	$—	$191,814	$—
Redeemable common stock	$—	$—	$75,164